Liability under insurance contracts	12 Months Ended
Dec. 31, 2021
Liabilities under insurance contracts and reinsurance contracts issued [abstract]
Liability under insurance contracts
27.	Liability under insurance contracts

(a)	Overview of the insurance risk
i) Insurance risk and reinsurance
Insurance risk is the possibility of insured events to occur, and it refers to an uncertainty of the amount and the timing of claims that incurred as an occurrence of the insured event. The main risks faced by insurance contracts include the risk of actual claims or benefits exceeding insurance liability. These risks may arise due to following reasons:
① Frequency risk
The risk of actual number of claims being different from the number of claims anticipated by the insurer.
② Depth risk
The risk of an actual amount of claims being different from the expected amount of claims anticipated by the insurer.
As there are more numbers of insurance contracts that are empirically similar or are diversified, it is less likely to have abnormal effects from some of the contracts. The Group is trying to form a sufficiently diversified group of contracts considering these points when acquiring a contract. Insurance risk includes a lack of risk diversification and is related to geographical area, the characteristics of policyholders as well as diversification of the form or the size of the risk.
If the insurance covers death, the frequency, or the death rates are mostly affected by natural causes, while other causes may include eating habits, smoking and exercise habits etc. If the insurance provides lifetime coverage, the survival rates may rise due to developments of medical technology or enhancements in social conditions. Insured events of life insurance include not only death of the policyholder (the insured person), but also survival, disability and hospitalization.
The Group basically divides the entity’s insurance products into individual and group insurance depending on the characteristics of the policyholder. Group insurance refers to a contract in which the insured person belongs to an organization of a certain or a larger size, and he/she is the representative of that organization. Group insurance can largely be divided into pure protection and savings insurance. Pure protection insurance refers to insurance in which the amount of claim paid for survival does not exceed the premiums paid, and savings insurance is defined as insurance in which the amount of claim paid for survival exceeds the premium paid. Individual insurance can largely be divided into death insurance which considers death of a policyholder as an insured event, pure endowment insurance which considers a survival of a certain period of time as an insured event, and endowment insurance which is a combination of pure endowment and death insurance.
Life insurance products can also be divided into fixed rate insurance which guarantees fixed interest rates, a floating rate insurance which is accreted at variable interest rates, and a dividend-paying insurance based on interest rate application scheme.
For fixed rate products, interest rates expected at the beginning of the insurance contract do not vary till the end of the contract. Hence, if the return on assets or market rates are lower than the expected rates, the entity will bear the interest rate risk. On the other hand, for floating rate products, net premium is divided into guarantees and reserves portion. For guarantees portion, fixed interest rate is applied while for reserves portion, floating interest rates are applied to the reserves based on return on assets. As a result, though hedging may be possible for some interest rate risks, as the minimum guaranteed rate is fixed for reserves, interest rate risks will be borne in accordance with the changes in return on assets.
To manage the uncertainty of the amount and timing of the claims arising due to occurrences of insured events, that is, an insurance risk, the Group uses an acquisition and a reinsurance strategy.
① Acquisition strategy
Acquisition strategy is a strategy to diversify the types of risks or the level of claims. For example, an entity can manage each mortality risk and survival risk in a balanced manner. In addition, the policyholder’s choice of a regular check-up
is one of the main acquisition strategies.
② Reinsurance strategy
The Group’s reinsurer risk is based on the insurance contracts acquired and may be the amount of risks per contract or the total amount of risks based on number of contracts or insured person. In principle, reinsurance is applied in excess of risk insurance premiums, but other methods can be used to the extent recognized by relevant laws and regulations, where necessary. The limit of holding reinsurance is determined by considering the assets, types of contracts, risk level, contract selecting technology of the Group.
Insurance risk can also be affected by the policyholder’s right to reduce premiums or not paying in premiums in full by terminating the contract or exercising a conversion of pension rights. As a result, insurance risk is likely to be affected by the actions and decisions of the policyholders. The insurance risk of the Group may be estimated under the assumption that the policyholder makes reasonable decisions. For instance, people with bad health will have lower intentions to terminate the contract which provides insurance over death, rather than those with good health. These factors are also reflected in the assumptions of evaluating the insurance liability of the Group.
ii) Discretionary participation features
The discretionary participation feature is a contractual right to receive additional benefits with the following characteristics in addition to the benefits that policyholders or investors have unconditional rights and meets all the three criteria below. The premiums for investment contracts without discretionary participation features are recognized as deposits, and premiums for investment contracts with discretionary participation features are recognized as profits or losses, like insurance contracts.
① they are expected to be a significant portion of the total contractual benefits;
② the timing or amount of which are contractually at the discretion of the issuer; and
③ they are contractually based on:
i) the returns on a specified pool of contracts or a specified type of contract; or
ii) realized and/or unrealized investment returns on a specified pool of assets held by the issuer; or
iii) the profit or loss of the entity or fund that issues the contract.
The investment contracts held by the Group meets all the above criteria, hence they do include discretionary participation features.

If the expected base rate of interest and the actual base rate of interest match, income and expenses are balanced through insurance contracts, so that premiums are not excessively insufficient. However, when calculating premiums, the expected mortality rate, interest rate, and operating expense ratios change due to changes in risk rates or economic conditions, which will result to differences with the actual premiums. These differences constitute the profits and losses of the Group and will consist of profit or loss from the differences in risk rate, interest rate and operating expense depending on the source of occurrence.
In case of contracts with discretionary participation features, it reduces risk as participation features are shared among the policyholder and the Group for the below sources of profit or loss.
① Profit or loss due to differences in mortality rates
It occurs due to the difference between the expected and the actual mortality rate. For death insurance, if the actual mortality rate is lower than the expected mortality rate, profits occur, and for the opposite case, losses occur.
② Profit or loss due to differences in interest rates
It occurs due to the difference between the expected and the actual interest rate. If the actual operating return on assets is higher than the expected interest rate, profits occur, and for the opposite case, losses occur.
③ Profit or loss due to differences in operating expenses
It is caused by the difference between the expected and the actual operating expenses ratio. If the actual operating expenses are lower than the expected operating expenses, profits occur, and for the opposite case, losses occur.
As seen above, the source of the profits being generated when the expected base rate used by the Group in calculating the insurance premiums is different from the actual rate is within the premium which has been roughly calculated, hence the profits must be returned to the policyholder. This type of amount being distributed is called the policyholder dividend and is distinguished from the shareholder dividend.
At the end of each reporting period, the Group adds to existing policy reserve and divides the remaining amount into dividend or non-dividend
insurance gains and losses, and capital gains and losses.
Non-dividend
insurance gains and losses and capital gains and losses are treated as shareholders’ interest, shareholders’ interest in dividend insurance profits are less than 10/100, and the remaining portion is treated as policyholder’s interest. Policyholders’ interest may not be used or accumulated for any purpose other than financial resources for policyholder dividends and the purpose of accumulating reserves for loss from participating insurance.
Policyholder dividends are divided into interest dividends, long-term duration dividends, mortality dividends, and expense dividends, and reserves for policyholder dividends are divided into reserve for participating policyholder’s dividends and excess participating policyholder dividend reserve. Excess participating policyholder dividend reserve is the total amount accumulated to be used as future policyholder dividend funds if there is any surplus left after accumulating reserves for loss from participating insurance and reserves for participating policyholder’s dividends from the policyholder’s stake in the relevant business year.
Reserve for participating policyholder’s dividends are fixed dividend reserves in which the amount to be allocated is confirmed for each policyholder, while excess participating policyholder dividend reserves are not a confirmed amount to be paid to the policyholders. The Group shall first use the total amount of excess participating policyholder dividend reserves accumulated prior to the current financial year as reserves for participating policyholder’s dividends, and the accumulated excess participating policyholder dividend reserves shall be used as a resource of policyholder dividends within five years from the end of the current year.
Reserves for loss from participating insurance are accumulated for the purpose of compensating for losses in dividend insurance contracts under laws, etc., and shall take precedence over reserves for participating policyholder’s dividends and excess participating policyholder dividend reserves.
Reserves for loss from participating insurance are accumulated within 30/100 of the policyholder’s stake, and are compensated for losses incurred in dividend insurance contracts within five years of accumulation, and the remaining amount after preservation is used as a resource of policyholder dividends.

(b)	Insurance risk management policy
Unlike other financial products, life insurance products have the nature of long-term duration, which can lead to a significant increase in actual claims in comparison to the risk rates set at product development stage, and the entities may be exposed to differences in interest rates and maturity of insurance liability and the financial asset.
The purpose of the Group’s risk management is to reflect these uncertain financial environments and the characteristics of life insurance products with long-term duration to prevent and systematically manage various risks in the course of management activities.
In order to achieve this, risk management strategy of the Group is to measure the required capital of the Risk-Based Capital (RBC) and to manage it within an acceptable range. To achieve this, the Group has established and implemented basic principles for risk management and has established regulations and management systems aiming for the implementation to be successful. Also, the Risk Management Committee and the Risk Management TF are in place to support various risk-related decisions and prepare risk management procedures to identify and manage risks in a timely manner.
In general, risk management procedures are to recognize exposed risks, measure their scale, set acceptable limits, monitor them regularly and report them to management, and control them efficiently to prevent the case of risks exceeding the limits.
The risk management methods of different types of risks are as follows.
① Insurance risk management
From the product development stage, profitability guidelines are set to secure appropriate level of profitability, acquisition standards are set and operated to prevent reverse selection, and payment review standards are operated to ensure fairness upon payments of claims.

② Interest risk management
Determination of the official interest rate and the estimated interest rate within the scope of the guideline in consideration of the market interest rate and the rate of return on operating assets. In addition, asset management strategies are established in consideration of the interest rate and maturity structure of liabilities, long-term target portfolios are established and annually viable portfolios are set as guidelines to allocate and operate assets based on the risk level and return on assets after analyzing the long-term insurance liability.
③ Liquidity risk management
Inspection and management of insurance payments and current assets on a day-to-day
basis.

(c)	Statutory reserves
Policy reserves are liabilities related to policyholders, and the fidelity of accumulating reserves based on profit or loss is being strictly regulated by the regulators as they are directly related to maintaining the quality of the business and protecting the interests of policyholders. Accordingly, the supervisory authorities are reinforcing the statutory reserves system in relation to the method of accumulating and calculating each policy reserve.
The current method, which uses the basic reserve rates as equivalent to the basic rate of premium calculation, may threaten the financial quality of the Group by causing insolvency of reserves when insurance prices are liberally set. The system is designed to prevent insolvency of the financial structure that can lead to liberalization of premium and protect the rights and interests of policyholders by introducing a statutory reserves system to use objective and conservative basic rates when accumulating reserves.
In other words, statutory reserve is an institutional framework that dualizes the base rate of contracts by evaluating the fidelity of reserves by setting the risk rate or interest rate applied to calculate policy reserves more conservatively than the risk rate or interest rate applied when calculating the premiums. For an insurer to calculate its policy reserves, it needs expected base rates of the future such as interest base rates and expected risk rates, and the estimated valuation of the liability based on these expected base rates is the policy reserve. As simply leaving these policy reserves entirely to the insurance entity’s self-determination after the liberalization of policy reserves framework is not the main purpose of the liberalization, the government needs to establish a certain level of reserve framework to protect policyholders, strengthen financial solvency of the insurance entities, and prevent insurance entities from being insolvent due to price competition such as insurance dumping.
According to the regulations on supervision of insurance business, premium reserves are calculated by applying the base rate of interest and base risk rate set by the Financial Supervisory Service. In this case, the base rate is the base rate of interest for the year of entering into an insurance contract over the entire coverage period. However, the highest interest rate among the accreted interest rate set in the premiums and policy reserves calculation method is applied for the reserves of interest-sensitive insurance. As a result, if the premium reserves calculated at the base rate applied in calculation of the premiums and the premium reserves calculated at the base rate of interest and base risk rates are different, a large amount should be set aside as the premium reserves to protect the policyholder by accumulating reserves above a certain level.
Current policy reserves are calculated by the year of issuance evaluation. In other words, the base rate of valuation of policy reserves are applied equally to the interest rate and risk rate applied at the time of entering an insurance contract until the end of the contract. This method is suitable for stable circumstances in which the financial environment at the sale of insurance products and the financial environment during the policy period barely change, so liability can be accumulated stably, but it cannot be dealt flexibly with in the event of changes in market interest rates and expected risk upon the sale of a contract. Therefore, there is a possibility that the policy reserves will not properly reflect the fair value of the contract. To compensate for the shortcomings that do not reflect these market changes, the Liability Adequacy Test was introduced.

(d)	Financial risks related to insurance contracts

i)	Forms of risk exposure and the different types of risks
Investment contracts with insurance contracts and discretionary participation features may be exposed to insurance liability or financial risks, and the form of exposure is as follows.

①	Credit risk
Credit risk refers to the risk of loss caused by the counterparty’s default in provision of funds or entering a contract agreed to exchange at a predetermined price at a certain point in the future. The Group’s reinsurance assets and reinsurance receivables are exposed to losses in case of default by the reinsurer upon collection of premiums and receivables from the reinsurer in the future.

②	Interest rate risk
Interest rate risk refers to the risk that occurs when the financial position of the Group is affected by the adverse interest rate movements on assets and liabilities.

③	Liquidity risk
Liquidity risk refers to a risk caused by inconsistency in the maturity of assets and liabilities or failure to respond to unexpected capital outflows. Therefore, future cash outflows from investment contracts with insurance liability and discretionary participation features which takes the most proportion of the Group’s liabilities, will determine the level of risk related to the liquidity of the Group.

④	Market risk
Market risk refers to the risk of losses being incurred when the entity’s financial position is affected by the adverse price movements such as stock prices and exchange rates. The prices of investment contracts with insurance liability and discretionary participation features, does not change due to movements in stock prices and exchange rates, hence there is no effect on profit or loss and capital from movements in the amount of each liability.

ii)	The degree to which discretionary participation features mitigate or increase the risk.
For contracts with discretionary participation features, policyholders will receive relatively high premiums by calculating the expected base rate relatively conservative compared to contracts without discretionary participation features, and future payments of premiums will be refunded to the policyholders through policyholder dividends. However, for contracts without discretionary participation features, an optimal expected base rate which is unlikely to be conservative will be set when setting the initial expected base rate and policyholders will receive a relatively low premium. Furthermore, if the expected and the actual base rates are different, the Group will bear the resulting profit or loss. Therefore, a contract with discretionary participation features has a structure in which a conservative base rate of interest is set, and risks related to the contract are shared with the policyholder. In the case of a contract without discretionary participation features, the entity alone bears the risk of the initial base rate of interest.

iii)	Risks associated with guarantees
Guarantee options inherent in insurance contracts include Guaranteed Minimum Death Benefit (GMDB), Guaranteed Minimum Pension (GMP), and guaranteed minimum interest rate, which can increase cash outflows where market prices and interest rates fall below a certain level.

(e)	Insurance liabilities as of December 31, 2020 and 2021 are as follows:

	2020		2021
Policy reserve	~~W~~	53,391,401	54,330,046
Policyholder’s equity adjustment		68,829	3,452

	~~W~~	53,460,230	54,333,498

(f)	Policy reserve as of December 31, 2020 and 2021 are as follows:

	2020		2021
Variable interest rate	~~W~~	29,977,303	29,399,446
Fixed interest rate		23,414,098	24,930,600

	~~W~~	53,391,401	54,330,046

(g)	The details of policy reserves for insurance risk classification as of December 31, 2020 and 2021 are as follows:

	2020
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Subtotal	Pure protection	Savings	Subtotal	Total
Premium reserve	~~W~~	14,597,735	26,634,537	9,981,880	51,214,152	18,430	62	18,492	51,232,644
Guarantee reserve		28,168	267,154	762	296,084	—	—	—	296,084
Unearned premium reserve		1	1,640	—	1,641	13	—	13	1,654
Reserve for outstanding claims		240,324	1,111,052	363,688	1,715,064	15,384	—	15,384	1,730,448
Interest rate difference guarantee reserve		1,937	141	9	2,087	—	—	—	2,087
Mortality gains reserve		7,865	37,553	124	45,542	1	—	1	45,543
Interest gains reserve		23,651	256	14	23,921	—	—	—	23,921
Expense gains reserve		6,606	8,336	—	14,942	—	—	—	14,942
Long term duration dividend reserve		28,737	13,775	12	42,524	—	—	—	42,524
Reserve for policyholder’s profit dividend		1,080	—	—	1,080	—	—	—	1,080
Reserve for losses on dividend insurance contract		474	—	—	474	—	—	—	474

	~~W~~	14,936,578	28,074,444	10,346,489	53,357,511	33,828	62	33,890	53,391,401

	2021
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Subtotal	Pure protection	Savings	Subtotal	Total
Premium reserve	~~W~~	14,515,676	28,443,718	9,078,015	52,037,409	15,609	64	15,673	52,053,082
Guarantee reserve		24,717	284,474	871	310,062	—	—	—	310,062
Unearned premium reserve		1	1,660	—	1,661	8	—	8	1,669
Reserve for outstanding claims		266,157	1,137,858	424,897	1,828,912	14,376	—	14,376	1,843,288
Interest rate difference guarantee reserve		1,734	130	7	1,871	—	—	—	1,871
Mortality gains reserve		6,894	34,085	88	41,067	2	—	2	41,069
Interest gains reserve		23,031	242	12	23,285	—	—	—	23,285
Expense gains reserve		6,068	7,595	—	13,663	—	—	—	13,663
Long term duration dividend reserve		26,799	12,663	7	39,469	—	—	—	39,469
Reserve for policyholder’s profit dividend		1,635	—	—	1,635	—	—	—	1,635
Reserve for losses on dividend insurance contract		953	—	—	953	—	—	—	953

	~~W~~	14,873,665	29,922,425	9,503,897	54,299,987	29,995	64	30,059	54,330,046

(h)	Changes in policy reserves

Changes	in policy reserves for the year ended December 31, 2020 and 2021 are as follows:

	2020
	Insurance contracts with fixed-interest		Insurance contracts with variable-interest	Total
Beginning balance	~~W~~	22,028,112	30,058,020	52,086,132
Reserve (*)		1,385,986	(80,717)	1,305,269

Ending balance	~~W~~	23,414,098	29,977,303	53,391,401

(*)	This is the amount of provision for insurance contract liabilities less changes in reinsurance assets.

	2021
	Insurance contracts with fixed-interest		Insurance contracts with variable-interest	Total
Beginning balance	~~W~~	23,414,098	29,977,303	53,391,401
Reserve (*)		1,516,502	(577,857)	938,645

Ending balance	~~W~~	24,930,600	29,399,446	54,330,046

(*)	This is the amount of provision for insurance contract liabilities less changes in reinsurance assets.

(i)	Changes in policy reserves by insurance risk classification
Changes in policy reserves by insurance risk classification for the year ended December 31, 2020 and 2021 are as follows:

	2020
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Sub total	Pure protection	Savings	Sub total	Total
Beginning balance	~~W~~	14,986,916	26,382,609	10,677,484	52,047,009	39,063	60	39,123	52,086,132
Reserve (reversal) (*)		(50,338)	1,691,835	(330,995)	1,310,502	(5,235)	2	(5,233)	1,305,269

Ending balance	~~W~~	14,936,578	28,074,444	10,346,489	53,357,511	33,828	62	33,890	53,391,401

(*)	This is the amount of provision for insurance contract liabilities less changes in reinsurance assets.

	2021
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Sub total	Pure protection	Savings	Sub total	Total
Beginning balance	~~W~~	14,936,578	28,074,444	10,346,489	53,357,511	33,828	62	33,890	53,391,401
Reserve (reversal) (*)		(62,913)	1,847,981	(842,592)	942,476	(3,833)	2	(3,831)	938,645

Ending balance	~~W~~	14,873,665	29,922,425	9,503,897	54,299,987	29,995	64	30,059	54,330,046

(*)	This is the amount of provision for insurance contract liabilities less changes in reinsurance assets.

(j)	Reinsurance credit risk as of December 31, 2020 and 2021 are as follows:

	2020			2021
	Reinsurance assets		Reinsurance account receivable	Reinsurance assets	Reinsurance account receivable
AAA	~~W~~	10,611	47,690	—	—
AA- to AA+		29,294	23,348	15,310	23,472
A- to A+		2,375	4,018	31,740	46,615

	~~W~~	42,280	75,056	47,050	70,087

(k)	Income or expenses on insurance for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019		2020	2021
Insurance income:
Premium income	~~W~~	7,386,854	7,037,308	6,255,872
Reinsurance income		146,564	152,892	153,534
Separate account income		36,007	57,553	75,117

		7,569,425	7,247,753	6,484,523

Insurance expenses:
Claims paid		5,436,069	5,564,875	5,346,364
Reinsurance premium expenses		165,979	167,215	175,282
Provision for policy reserves (*)		1,724,816	1,311,252	933,875
Separate account expenses		36,007	57,553	75,116
Acquisition costs		805,508	802,942	687,469
Collection expenses and discount fee		19,706	19,922	16,810
Deferred acquisition costs		(495,534)	(486,972)	(397,196)
Amortization of deferred acquisition costs		373,800	414,898	422,189

		8,066,351	7,851,685	7,259,909

Net loss on insurance	~~W~~	(496,926)	(603,932)	(775,386)

(*)	Interest expenses on savings insurance contracts are included.

(l)	Maturity of premium reserve as of December 31, 2020 and 2021 are as follows:

	2020
	Less than or equal to 1 year		1 ~ 3 years	3 ~ 7 years	7 ~ 10 years	10 ~ 20 years	More than 20 years	Total
Variable interest rate	~~W~~	929,268	1,944,710	1,819,554	820,964	2,056,906	19,729,536	27,300,938
Fixed interest rate		164,890	418,574	983,635	594,667	2,090,669	19,679,271	23,931,706

Ending balance	~~W~~	1,094,158	2,363,284	2,803,189	1,415,631	4,147,575	39,408,807	51,232,644

	2021
	Less than or equal to 1 year		1 ~ 3 years	3 ~ 7 years	7 ~ 10 years	10 ~ 20 years	More than 20 years	Total
Variable interest rate	~~W~~	906,017	1,492,275	1,420,942	653,388	2,001,348	20,082,744	26,556,714
Fixed interest rate		99,289	471,909	772,549	687,077	2,072,122	21,393,422	25,496,368

Ending balance	~~W~~	1,005,306	1,964,184	2,193,491	1,340,465	4,073,470	41,476,166	52,053,082

(m)	Liability adequacy test, LAT – Shinhan Life Insurance Co., Ltd.
i) Scope
Liability adequacy tests are performed on the premium reserve, unearned premium reserve and guarantee reserve for the contracts held at December 31, 2021. The premium reserve considered the amount net level premium reserve less, where appropriate, deferred acquisition cost in accordance with the article
6-3
of Regulation on Supervision of Insurance Business Act.
ii) Output overview
In the debt appraisal system, the insurance premium surplus method is applied to calculate premium deficits.
Premium deficiency refers to deficiency when the amount of accumulated reserve is insufficient due to a decrease in the interest rate after the sale of the product or an increase in the risk rate compared with the expected basic rate at the time of product development.
The insurance premium standard inspection method is a method of calculating the reserve amount based on the present value of total income reflecting the interest rate, the risk rate, the business ratio, the cancelation rate, etc. and the present value of the total expenditure, that is, interest rate(discount rate), business ratio, risk rate, and cancelation rate calculated based on the Group’s own experience, which reflects company-specific characteristics, and does not reflect subjective factors such as management’s willingness to improve management.
iii) Assumptions and basis of calculation applied
The assumptions and basis of calculation applied to calculate the estimates of future cash flows when performing liability adequacy test for the year ended December 31, 2021 and 2020 are as follows. The criteria of Insurance contract liability adequacy test were changed during the period, and the Group has applied the change in the accounting policy as it provides more reliable and relevant information on the estimate of future cash flows, and the comparative figures with the prior period disclosed in the notes have been rewritten.

Assumptions
	January 1, 2020	December 31, 2020	December 31, 2021	Assumption applied and calculation method
Discount rate	Shinhan Life Insurance Co., Ltd. -2.861% ~ 16.336% Orange Life Insurance Co., Ltd. -2.861% ~ 16.336%	Shinhan Life Insurance Co., Ltd. -3.623% ~ 23.477% Orange Life Insurance Co., Ltd. -3.623% ~ 23.477%	-3.39% ~ 19.541%	The interest rate scenario calculated and presented by the Financial Supervisory Service as a scenario in which a liquidity premium is added to the risk-free rate of return scenario.

Mortality rate	Shinhan Life Insurance Co., Ltd. 11.36% ~ 497.99% Orange Life Insurance Co., Ltd. 20% ~ 255%	Shinhan Life Insurance Co., Ltd. 10.38% ~ 585.90% Orange Life Insurance Co., Ltd. 15% ~ 255%	16% ~ 751%	(Shinhan Life Insurance)
• Death due to other causes: Based on the statistics illustrating the past five-year experience, the ratio of premiums to on-level
risk premiums by risk collateral and time elapsed.
• Death due to natural causes: The ratio of actual mortality to the latest expected mortality
(Orange Life Insurance)
Based on the statistics illustrating the past five-year experience or more, it is calculated by reflecting the trend in the ratio of claims paid to expected claims by collateral, gender, product group, and time elapsed.

Surrender ratio	Shinhan Life Insurance Co., Ltd. 0.76% ~ 33.03% Orange Life Insurance Co., Ltd. 0% ~ 50%	Shinhan Life Insurance Co., Ltd. 0.53% ~ 29.83% Orange Life Insurance Co., Ltd. 0% ~ 61%	0% ~ 84%	Lapse rate by sales channel, product, and time elapsed for the past five years.

iv) The result of liability adequacy test as of January 1, 2020 and December 31, 2020 and 2021 are as follows:
< Shinhan Life Insurance>

	January 1, 2020
	Provisions for test		LAT base	Premium surplus (loss)
Participating:
Fixed interest	~~W~~	595,317	1,367,648	(772,331)
Variable interest		900,378	1,082,341	(181,963)
Non- Participating:
Fixed interest		6,608,221	4,199,666	2,408,555
Variable interest		14,481,696	13,770,288	711,408
Variable type		81,369	(28,011)	109,380

	~~W~~	22,666,981	20,391,932	2,275,049

	December 31, 2020
	Provisions for test		LAT base	Premium surplus (loss)
Participating:
Fixed interest	~~W~~	598,793	1,371,496	(772,703)
Variable interest		915,382	1,062,384	(147,002)
Non- Participating:
Fixed interest		7,230,482	4,222,670	3,007,812
Variable interest		14,456,394	13,753,963	702,431
Variable type		165,259	61,212	104,047

	~~W~~	23,366,310	20,471,725	2,894,585

	December 31, 2021
	Provisions for test		LAT base	Premium surplus (loss)
Participating:
Fixed interest	~~W~~	1,371,625	2,098,387	(726,762)
Variable interest		2,099,040	3,024,911	(925,871)
Non- Participating:
Fixed interest		18,749,426	8,155,797	10,593,629
Variable interest		23,059,035	21,378,217	1,680,818
Variable type		109,753	(1,437,388)	1,547,141

	~~W~~	45,388,879	33,219,924	12,168,955

<Orange Life Insurance>

	January 1, 2020
	Provisions for test		LAT base	Premium surplus (loss)
Participating:
Fixed interest	~~W~~	716,607	762,204	(45,597)
Variable interest		1,134,245	1,651,134	(516,889)
Non-Participating:
Fixed interest		9,296,542	5,795,590	3,500,952
Variable interest		9,236,731	9,142,918	93,813
Variable type		(268,818)	(1,877,845)	1,609,027

	~~W~~	20,115,307	15,474,001	4,641,306

	December 31, 2020
	Provisions for test		LAT base	Premium surplus (loss)
Participating:
Fixed interest	~~W~~	745,614	793,719	(48,105)
Variable interest		1,174,807	1,698,984	(524,177)
Non-Participating:
Fixed interest		10,061,004	5,850,160	4,210,844
Variable interest		9,190,507	8,998,793	191,714
Variable type		(15,032)	(1,548,878)	1,533,846

	~~W~~	21,156,900	15,792,778	5,364,122